Taxation - Summary of Reconciliation of Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Computed rate of tax(a)	25.00%	26.00%	26.00%
Incentive tax credits	(3.00%)	(4.00%)	(4.00%)
Withholding tax on dividends	2.00%	2.00%	3.00%
Expenses not deductible for tax purposes	1.00%	1.00%	1.00%
Irrecoverable withholding tax	1.00%	1.00%	1.00%
Income tax reserve adjustments - current and prior year	1.00%		(1.00%)
Transfer to/(from) unrecognised deferred tax assets		1.00%
Others	(1.00%)	(1.00%)
Underlying effective tax rate	26.00%	26.00%	26.00%
Non-underlying items within operating profit(b)	(1.00%)	1.00%
Premium paid on Buyback of preference shares(b)		1.00%
Impact of US tax reform(b)		(7.00%)
Impact of Spreads disposal(b)	(4.00%)
Effective tax rate	21.00%	21.00%	26.00%